Federated Hermes Government Obligations Fund Average Annual Total Returns - SDG Shares [Member] - SDG	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	4.25%
Performance Inception Date		Mar. 30, 2022